Financial instruments - Unobservable Inputs (Details) $ in Millions	Dec. 31, 2022 USD ($) Rate
Consideration payable on acquisition | Sensitivity, Basis Points | Bottom of range | Discount rate Probability adjusted net revenue and net income | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs | Rate	0.0050
Long-term investments | Recurring fair value measurement | Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.7
Long-term investments | Recurring fair value measurement | KMP Growth II – Dr Consulta | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.1
Long-term investments | Recurring fair value measurement | Bottom of range | Discount rate Expected cash flows | Discounted cash flow | Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.167
Long-term investments | Recurring fair value measurement | Top of range | Discount rate Expected cash flows | Discounted cash flow | Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.180
Long-term investments | Sensitivity, Basis Points | Bottom of range | Discount rate Expected cash flows | Discounted cash flow | Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.0070
Long-term investments | Sensitivity, Basis Points | Bottom of range | Discount rate Expected cash flows | Discounted cash flow | KMP Growth II – Dr Consulta
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.0100
Derivative financial instruments | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.3
Derivative financial instruments | Recurring fair value measurement | Bottom of range | Projected AUM at option exercise date | Monte Carlo simulation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.500
Derivative financial instruments | Recurring fair value measurement | Top of range | Projected AUM at option exercise date | Monte Carlo simulation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	1.000
Derivative financial instruments | Sensitivity, Volatility | Bottom of range | Projected AUM at option exercise date | Monte Carlo simulation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.1046
Moneda | Consideration payable on acquisition | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.1
Moneda | Consideration payable on acquisition | Recurring fair value measurement | Bottom of range | Discount rate Probability adjusted net revenue and net income | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.139
Moneda | Consideration payable on acquisition | Recurring fair value measurement | Top of range | Discount rate Probability adjusted net revenue and net income | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.168
VBI | Consideration payable on acquisition | Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.1
VBI | Consideration payable on acquisition | Recurring fair value measurement | Bottom of range | Discount rate Projected AUM | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.010
VBI | Consideration payable on acquisition | Recurring fair value measurement | Top of range | Discount rate Projected AUM | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.260
VBI | Consideration payable on acquisition | Sensitivity, Less Growth | Bottom of range | Discount rate Projected AUM | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.10